Prepaid Expenses - Summary of Incremental Costs of Obtaining Contracts That Capitalized as Assets and Related Amortization Recognized as impairment losses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Amortization and impairment losses recognized	₩ 2,418,947	₩ 2,193,333	₩ 2,002,460